Schedule of investments
Delaware Ivy Mid Cap Income Opportunities Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.80%
Consumer Discretionary — 21.56%
Cracker Barrel Old Country Store *	251,393	$ 20,988,801
Darden Restaurants	62,199	7,035,951
Garmin	406,124	39,901,683
Hasbro	476,272	38,997,151
Polaris *	381,045	37,830,148
Service Corp. International	595,846	41,184,875
Tractor Supply	204,067	39,558,388
Travel + Leisure	1,004,689	39,002,027
Vail Resorts	176,754	38,541,210
		303,040,234
Consumer Staples — 6.78%
Clorox *	286,267	40,357,921
McCormick & Co.	165,423	13,771,465
Sysco	485,714	41,144,833
		95,274,219
Financials — 19.99%
Ares Management Class A	695,225	39,530,494
Arthur J. Gallagher & Co.	249,081	40,610,166
Discover Financial Services	416,750	39,416,215
First American Financial	783,971	41,487,745
Glacier Bancorp	867,679	41,145,338
Northern Trust	404,554	39,031,370
Umpqua Holdings	2,364,687	39,655,801
		280,877,129
Healthcare — 2.85%
Encompass Health	713,973	40,018,187
		40,018,187
Industrials — 17.00%
CH Robinson Worldwide	392,221	39,759,443
Fastenal	786,173	39,245,756
nVent Electric	1,250,650	39,182,864
Snap-on	199,302	39,268,473
Stanley Black & Decker	384,146	40,281,550
Watsco *	172,657	41,233,945
		238,972,031
Information Technology — 19.24%
Broadridge Financial Solutions	277,613	39,573,733
Microchip Technology	664,567	38,598,051
National Instruments	1,153,224	36,015,186
NetApp	605,608	39,509,866
Paychex	338,864	38,586,444
Seagate Technology Holdings	552,650	39,481,316
TE Connectivity	341,940	38,690,511
		270,455,107
	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 11.38%
Avery Dennison	243,571	$ 39,426,838
Packaging Corp. of America	286,844	39,441,050
RPM International *	510,592	40,193,802
Sonoco Products	715,146	40,791,928
		159,853,618
Total Common Stocks (cost $1,216,792,307)		1,388,490,525

Short-Term Investments — 0.73%
Money Market Mutual Fund — 0.73%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	10,293,583	10,293,583
Total Short-Term Investments (cost $10,293,583)		10,293,583

Total Value of Securities Before Securities Lending Collateral—99.53% (cost $1,227,085,890)		1,398,784,108

Securities Lending Collateral — 0.83%
Money Market Mutual Fund — 0.83%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	11,663,186	11,663,186
Total Securities Lending Collateral (cost $11,663,186)		11,663,186

Total Value of Securities—100.36% (cost $1,238,749,076)		1,410,447,294■
Obligation to Return Securities Lending Collateral — (0.83%)		(11,663,186)
Receivables and Other Assets Net of Liabilities — 0.47%		6,643,508
Net Assets Applicable to 85,210,945 Shares Outstanding—100.00%		$1,405,427,616
*	Fully or partially on loan.
■	Includes $25,874,715 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $15,228,718.
NQ-IV012 [6/22] 8/22 (2352422)    1